Income taxes	12 Months Ended
Jun. 30, 2021
Income taxes
Income taxes

10      Income taxes

The Company is incorporated in the Cayman Islands and conducts its primary business operations through its subsidiaries and consolidated affiliated entities in the PRC. It also has a wholly-owned subsidiary in Hong Kong and Singapore. Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gains. Additionally, upon payments of dividends by the Company to its shareholders, no Cayman Islands withholding tax will be imposed.

Hong Kong

Under the Hong Kong tax laws, subsidiaries in Hong Kong are subject to the Hong Kong profits tax rate at 16.5% and they are exempted from income tax on their foreign-derived income and there are no withholding taxes in Hong Kong on remittance of dividends. A two-tiered profits tax rates regime was introduced in 2018 where the first HK$2 million of assessable profits earned by a company will be taxed at half of the current tax rate (8.25%) while the remaining profits will continue to be taxed at 16.5%. There is an anti-fragmentation measure where each group will have to nominate only one company in the group to benefit from the progressive rates.

Singapore

Under the Singapore tax laws, subsidiaries in Singapore are subject to the Singapore profits tax rate at 17%.

China

Under the Enterprise Income Tax (“EIT”) Law, domestic enterprises and Foreign Investment Enterprises (the “FIE”) are subject to a unified 25% enterprise income tax rate, except for certain entities that are entitled to tax holidays or exemptions.

According to the Law on the Promotion of Private Education (“2016 Private Education Law”) effective as of September 1, 2017, sponsors of private schools may choose to register their schools as either non-profit or for-profit schools but sponsors are not permitted to register for-profit schools that provide compulsory education. Non-profit private schools will be entitled to the same tax benefits as public schools, while for-profit private schools may be subject to 25% enterprise income tax rate. For Zhenjiang Jianghe High School of Art and Zhuji Hailiang Foreign Language High School, the Group elected to register their statuses as for- profit. Accordingly, these two schools are subject to unified 25% enterprise income tax rate.

Except for Zhenjiang Jianghe High School of Art and Zhuji Hailiang Foreign Language High School registered as for-profit schools, other affiliated schools within the Group registered as non-profit schools as of June 30, 2021, which are be entitled to the same tax benefits as public schools, are exempt from income taxes.

The Group evaluates whether it is probable that tax authority will accept the tax treatment for each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measures the unrecognized benefits associated with the tax positions. As of June 30, 2020 and 2021, the Group did not have any significant unrecognized uncertain tax positions.

As of June 30, 2021, the Group had unused tax loss of RMB36,861 available for offset against future taxable profits, of which RMB3,501 will expire as of June 30, 2023, RMB6,079 will expire as of June 30, 2024, RMB6,915 will expire as of June 30, 2025, RMB15,327 will expire as of June 30, 2026 (As of June 30, 2020, the Group had unused tax loss of RMB20,496 available for offset against future taxable profits, of which RMB3,501 will expire as of June 30, 2023, RMB6,994 will expire as of June 30, 2024, RMB9,924 will expire as of June 30, 2025). No deferred tax assets have been recognized in respect of such tax losses, because it is not probable that future taxable profit against which the losses can be utilized will be available in the relevant tax jurisdiction.

Under the current EIT Law, dividends paid by an FIE to any of its foreign non-resident enterprise investors are subject to a 10% withholding tax. Thus, the dividends, if and when payable by the Company’s PRC subsidiaries to their offshore parent entities, would be subject to 10% withholding tax. A lower tax rate will be applied if such foreign non-resident enterprise investor’s jurisdiction of incorporation has signed a tax treaty or arrangement for the avoidance of double taxation and the prevention of fiscal evasion with respect to taxes on income with China. Furthermore, pursuant to the applicable circular and interpretations of the current EIT Law, dividends from earnings created prior to 2008 but distributed after 2008 are not subject to withholding income tax. The Company has not provided for deferred income tax liabilities on the PRC entities’ undistributed earnings of RMB1,080,372 and RMB1,425,882 as of

June 30, 2020 and 2021, respectively, because the Company controls the timing of the undistributed earnings and it is probable that such earnings will not be distributed. The Company plans to reinvest those earnings in the PRC indefinitely in the foreseeable future.

(i)	Income tax expenses in the consolidated statements of profit or loss and other comprehensive income represents:

	2019	2020	2021
	RMB	RMB	RMB
Current
—PRC income tax expenses	108,545	122,576	165,517
Deferred
—PRC income tax expenses	168	(652)	(162)
Income tax expenses on continuing operations for the year	108,713	121,924	165,355

Note: Income tax expenses of RMB1,614 (2020: nil and 2019: nil) arises on the profit from discontinued operations (see note 9).

(ii)	Reconciliation between the provision for income tax computed by applying applicable tax rates:

Reconciliation between the provision for income tax computed by applying applicable tax rates in fiscal year 2019, 2020 and 2021 to profit before income taxes and the actual provision for income tax was as follow:

	2019	2020	2021
	RMB	RMB	RMB
Profit before tax from continuing operations	398,247	467,723	647,465
Notional tax on profit before taxation, calculated at the applicable rates in the tax jurisdictions concerned	101,560	119,221	159,998
Effect of expenses that are not deductible in determining taxable profit	524	519	654
Unrecognized tax losses	2,054	1,955	4,660
Utilization of tax losses previously not recognized	(486)	(964)	(676)
Effect of income tax exemptions	5,061	1,193	719
Income tax expense recognized in profit or loss	108,713	121,924	165,355

(iii)	Deferred tax assets and liabilities recognized:

			Right-of-
	Capitalized		use assets
	contract	Favorable	and lease
	costs	lease	liabilities	Total
Deferred tax liabilities
At June 30, 2019	(328)	(4,363)	—	(4,691)
(Charged)/credited to profit or loss	(156)	240	—	84
At June 30, 2020	(484)	(4,123)	—	(4,607)
(Charged)/credited to profit or loss	(369)	240	—	(129)
At June 30, 2021	(853)	(3,883)	—	(4,736)

Deferred tax assets
At June 30, 2019	—	—	—	—
Credited to profit or loss	—	—	568	568
At June 30, 2020	—	—	568	568
Credited to profit or loss	—	—	291	291
At June 30, 2021	—	—	859	859